Acquisition of EMX Royalty Corporation (Tables)	12 Months Ended
Dec. 31, 2025
Business combinations [Abstract]
Disclosure of detailed information about options valuation assumptions	The fair value of the replacement options and warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Options	Warrants

Risk free interest rate (%)	2.47	2.45
Expected life (years)	2.4	1.4
Expected volatility (%)	44.4	45.3
Dividend yield (%)	-	-
The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	As at December 31,
	2025	2024

Risk free interest rate (%)	2.54	3.45
Expected life (years)	3.1	5.0
Expected volatility (%)	43.0	40.7
Dividend yield (%)	-	-

Schedule of assets acquired and liabilities assumed in business combination	Below is a reconciliation of the purchase consideration for EMX along with the estimated preliminary fair value of the total assets acquired, net of liabilities assumed, as at the date of the Transaction. The allocation is preliminary and the fair values of the royalty interests acquired and deferred tax liability assumed are subject to change based on relevant information existing as at the date of the Transaction.

Consideration

Number of Elemental shares issued to EMX shareholders	31,500,450
Closing price of an Elemental share on November 12, 2025 (C$)	$20.74
$C/$US exchange rate on November 12, 2025	1.4005

Fair value of Elemental share consideration	$466,490
Fair value of EMX share options replaced with Elemental share options	10,799
Purchase consideration	$477,289
Note 4 - Acquisition of EMX Royalty Corporation (continued)

Assets and Liabilities Acquired

Cash and cash equivalents	$15,941
Trade receivables and other assets	11,338
Investments	9,084
Equity investment in associate (SLM California)	104,405
Royalty interests	490,138
Property and equipment	1,162
Accounts payable and accrued liabilities	(13,335)
Warrant liability	(5,507)
Loan payable	(24,714)
Deferred tax liability	(111,223)
Total assets acquired, net of liabilities assumed	$477,289